Financing Receivables	12 Months Ended
Dec. 31, 2012
Financing Receivables
Financing Receivables

Note F.

Financing Receivables

The following table presents financing receivables, net of allowances for credit losses, including residual values.

($ in millions)

At December 31:	2012	2011
Current
Net investment in sales-type and direct financing leases	$3,862	$3,765
Commercial financing receivables	7,750	7,095
Client loan receivables	5,395	5,195
Installment payment receivables	1,031	846
Total	$18,038	$16,901
Noncurrent
Net investment in sales-type and direct financing leases	$6,107	$5,406
Commercial financing receivables	5	34
Client loan receivables	5,966	4,925
Installment payment receivables	733	410
Total	$12,812	$10,776

Net investment in sales-type and direct financing leases relates principally to the company’s systems products and are for terms ranging generally from two to six years. Net investment in sales-type and direct financing leases includes unguaranteed residual values of $794 million and $745 million at December 31, 2012 and 2011, respectively, and is reflected net of unearned income of $728 million and $733 million, and net of the allowance for credit losses of $114 million and $118 million at those dates, respectively. Scheduled maturities of minimum lease payments outstanding at December 31, 2012, expressed as a percentage of the total, are approximately: 2013, 42 percent; 2014, 29 percent; 2015, 18 percent; 2016, 9 percent; and 2017 and beyond, 3 percent.

Commercial financing receivables, net of allowance for credit losses of $46 million and $53 million at December 31, 2012 and 2011, respectively, relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and non-IBM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days.

Client loan receivables, net of allowance for credit losses of $155 million and $126 million at December 31, 2012 and 2011, respectively, are loans that are provided primarily to clients to finance the purchase of software and services. Separate contractual relationships on these financing arrangements are for terms ranging generally from one to seven years.

Installment payment receivables, net of allowance for credit losses of $39 million and $51 million at December 31, 2012 and 2011, respectively, are loans that are provided primarily to clients to finance hardware, software and services ranging generally from one to three years.

Client loan receivables and installment payment receivables financing contracts are priced independently at competitive market rates. The company has a history of enforcing the terms of these separate financing agreements.

The company utilizes certain of its financing receivables as collateral for non-recourse borrowings. Financing receivables pledged as collateral for borrowings were $650 million and $410 million at December 31, 2012 and 2011, respectively. These borrowings are included in note J, “Borrowings,” on pages 104 and 105.

The company did not have any financing receivables held for sale as of December 31, 2012 and 2011.

Financing Receivables by Portfolio Segment

The following tables present financing receivables on a gross basis, excluding the allowance for credit losses and residual value, by portfolio segment and by class, excluding current commercial financing receivables and other miscellaneous current financing receivables at December 31, 2012 and 2011. The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables, and further segments the portfolio into two classes: major markets and growth markets.

($ in millions)

	Major	Growth
At December 31, 2012:	Markets	Markets	Total
Financing receivables
Lease receivables	$7,036	$2,138	$9,174
Loan receivables	9,666	3,670	13,336
Ending balance	$16,701	$5,808	$22,510
Collectively evaluated for impairment	$16,570	$5,684	$22,254
Individually evaluated for impairment	$131	$125	$256
Allowance for credit losses:
Beginning balance at January 1, 2012
Lease receivables	$79	$40	$118
Loan receivables	125	64	189
Total	$203	$104	$307
Write-offs	(14)	(1)	(15)
Provision	(9)	38	28
Other	0	(2)	(2)
Ending balance at December 31, 2012	$180	$138	$318
Lease receivables	$59	$55	$114
Loan receivables	$121	$84	$204
Collectively evaluated for impairment	$69	$29	$98
Individually evaluated for impairment	$111	$109	$220

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets	Total
Financing receivables
Lease receivables	$6,510	$1,921	$8,430
Loan receivables	9,077	2,552	11,629
Ending balance	$15,587	$4,472	$20,060
Collectively evaluated for impairment	$15,321	$4,370	$19,692
Individually evaluated for impairment	$266	$102	$368
Allowance for credit losses:
Beginning balance at January 1, 2011
Lease receivables	$84	$42	$126
Loan receivables	150	76	226
Total	$234	$119	$353
Write-offs	(68)	(16)	(84)
Provision	39	5	44
Other	(1)	(4)	(5)
Ending balance at December 31, 2011	$203	$104	$307
Lease receivables	$79	$40	$118
Loan receivables	$125	$64	$189
Collectively evaluated for impairment	$82	$15	$96
Individually evaluated for impairment	$122	$89	$211

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. In addition, the company records an unallocated reserve that is calculated by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

Financing Receivables on Non-Accrual Status

The following table presents the recorded investment in financing receivables which were on non-accrual status at December 31, 2012 and 2011.

($ in millions)

At December 31:	2012	2011
Major markets	$27	$46
Growth markets	21	20
Total lease receivables	$47	$66
Major markets	$67	$75
Growth markets	25	24
Total loan receivables	$92	$99
Total receivables	$139	$165

Impaired Loans

The company considers any loan with an individually evaluated reserve as an impaired loan. Depending on the level of impairment, loans will also be placed on a non-accrual status. The following tables present impaired client loan receivables at December 31, 2012 and 2011.

($ in millions)

	Recorded	Related
At December 31, 2012:	Investment	Allowance
Major markets	$88	$77
Growth markets	72	65
Total	$160	$143

($ in millions)

	Recorded	Related
At December 31, 2011:	Investment	Allowance
Major markets	$110	$70
Growth markets	62	53
Total	$172	$123

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
	Recorded	Income	on Cash
For the year ended December 31, 2012:	Investment	Recognized	Basis
Major markets	$90	$0	$0
Growth markets	65	0	0
Total	$156	$0	$0

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
	Recorded	Income	on Cash
For the year ended December 31, 2011:	Investment	Recognized	Basis
Major markets	$142	$2	$0
Growth markets	90	0	0
Total	$232	$3	$0

Credit Quality Indicators

The company’s credit quality indicators are based on rating agency data, publicly available information and information provided by customers, and are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. Moody’s does not provide credit ratings to the company on its customers.

The tables present the gross recorded investment for each class of receivables, by credit quality indicator, at December 31, 2012 and 2011. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company may take to transfer credit risk to third parties.

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2012:	Markets	Markets
Credit rating
Aaa–Aa3	$646	$86
A1–A3	1,664	223
Baa1–Baa3	2,285	776
Ba1–Ba2	1,367	450
Ba3–B1	552	418
B2–B3	399	127
Caa–D	124	58
Total	$7,036	$2,138

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2012:	Markets	Markets
Credit rating
Aaa–Aa3	$887	$148
A1–A3	2,286	382
Baa1–Baa3	3,139	1,333
Ba1–Ba2	1,878	773
Ba3–B1	758	718
B2–B3	548	218
Caa–D	170	99
Total	$9,666	$3,670

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets
Credit rating
Aaa–Aa3	$697	$139
A1–A3	1,459	306
Baa1–Baa3	2,334	654
Ba1–Ba2	1,118	457
Ba3–B1	534	252
B2–B3	260	97
Caa–D	108	15
Total	$6,510	$1,921

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2011:	Markets	Markets
Credit rating
Aaa–Aa3	$971	$185
A1–A3	2,034	407
Baa1–Baa3	3,255	869
Ba1–Ba2	1,559	607
Ba3–B1	744	335
B2–B3	362	129
Caa–D	151	20
Total	$9,077	$2,552

At December 31, 2012, the industries which made up Global Financing’s receivables portfolio consist of: Financial (38 percent), Government (16 percent), Manufacturing (14 percent), Retail (9 percent), Services (7 percent), Healthcare (6 percent), Communications (6 percent) and Other (4 percent).

At December 31, 2011, the industries which made up Global Financing’s receivables portfolio consist of: Financial (39 percent), Government (15 percent), Manufacturing (13 percent), Retail (9 percent), Services (7 percent), Healthcare (6 percent), Communications (6 percent) and Other (5 percent).

Past Due Financing Receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2012:	> 90 Days*	Current	Receivables	and Accruing
Major markets	$8	$7,028	$7,036	$5
Growth markets	11	2,127	2,138	8
Total lease receivables	$20	$9,154	$9,174	$13
Major markets	$27	$9,639	$9,666	$8
Growth markets	36	3,634	3,670	31
Total loan receivables	$63	$13,273	$13,336	$39
Total	$82	$22,428	$22,510	$52

*               Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2011:	> 90 Days*	Current	Receivables	and Accruing
Major markets	$6	$6,504	$6,510	$6
Growth markets	9	1,911	1,921	6
Total lease receivables	$16	$8,415	$8,430	$12
Major markets	$23	$9,054	$9,077	$7
Growth markets	22	2,530	2,552	19
Total loan receivables	$46	$11,584	$11,629	$26
Total	$62	$19,998	$20,060	$38

* Does not include accounts that are fully reserved.

Troubled Debt Restructurings

The company assessed all restructurings that occurred on or after January 1, 2011 and determined that there were no troubled debt restructurings for the years ended December 31, 2011 and 2012.